UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
River Canyon
Total Return Bond Fund
Institutional Shares | RCTIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the River Canyon Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at rivercanyonfunds.com/documents/. You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	$33	0.65%
KEY FUND STATISTICS
Fund net assets	$1,319,540,862
Total number of portfolio holdings	234
Portfolio turnover rate as of the end of the reporting period	26.87%
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Asset-Backed Securities	43.3%
Bank Debts	13.5%
Short-Term Investments	13.2%
Corporate Bonds	11.8%
Mortgage-Backed Securities	10.1%
Foreign Issuer Bonds	7.0%
Municipal Bonds	3.5%
All other asset types less than 2%	—%
Where can I find more information?
At rivercanyonfunds.com/documents/, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
River Canyon Total Return Bond Fund

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

RIVER CANYON TOTAL RETURN
BOND FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2025

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
TABLE OF CONTENTS
March 31, 2025

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	43.3%
A&D Mortgage Trust Series 2024-NQM5(a)(b) 7.73%, 11/25/69		$6,308,000	$6,288,061
ACHM Trust Series 2025-HE1(a) 6.80%, 03/25/55		10,000,000	9,996,177
ACM Auto Trust Series 2023-1A(a) 8.59%, 01/22/30		218,080	218,481
ADMT Series 2024-NQM6(a)(b) 7.30%, 01/25/70		4,000,000	4,009,100
Ally Bank Auto Credit-Linked Notes Series 2024-A(a) 9.89%, 05/17/32		707,538	727,719
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 8.04%, 09/15/32		1,004,358	1,010,401
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 11.40%, 09/15/32		5,858,753	5,838,870
Aqua Finance Trust Series 2024-A(a) 6.53%, 04/18/50		4,000,000	3,947,939
Avant Credit Card Master Trust Series 2024-1A(a) 8.80%, 04/15/30		15,280,000	15,352,336
Avant Credit Card Master Trust Series 2024-1A(a) 13.15%, 04/15/30		17,000,000	17,536,486
Avant Credit Card Master Trust Series 2024-1A(a) 8.98%, 05/15/29		7,000,000	7,007,207
Avant Loans Funding Trust Series 2022-REV1(a) 8.57%, 09/15/31		4,623,180	4,633,135
Avant Loans Funding Trust Series 2023-REV1(a) 12.12%, 09/15/32		4,200,000	4,329,148
Avant Loans Funding Trust Series 2024-REV1(a) 8.00%, 10/15/33		12,445,000	12,351,100
Avant Loans Funding Trust Series 2024-REV1(a) 9.00%, 10/15/33		4,070,000	3,761,038
Avant Loans Funding Trust Series 2025-REV1(a)(c) 12.81%, 05/15/34		4,988,000	4,986,943
Bayview Opportunity Master Fund VII Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(b) 7.94%, 12/26/31		938,599	947,583
BHG Securitization Trust Series 2023-B(a) 12.40%, 12/17/36		2,000,000	2,149,153
Bridgepoint CLO VI DAC Series 6A (Floating, Euribor 3M + 6.65%, 6.65% Floor)(a)(b) 9.20%, 11/14/36		1,500,000	1,634,089
Builders Capital Loan Acquisition Trust Series 2024-NPL1(a) 9.00%, 11/29/29		20,000,000	19,879,752
Capital Four CLO VII DAC Series 7A (Floating, Euribor 3M + 6.79%, 6.79% Floor)(a)(b) 9.46%, 04/25/37		1,000,000	1,089,350
Cascade Funding Mortgage Trust Series 2024-RM5(a)(b) 4.00%, 10/25/54		18,000,000	15,905,394
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cascade Funding Mortgage Trust Series 2025-HB16(a) 3.00%, 03/25/35		$3,000,000	$2,724,368
Cascade MH Asset Trust Series 2024-MH1(a)(b)(c) 8.22%, 11/25/56		8,936,000	7,171,140
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	4,729,237
CFMT LLC Series 2024-HB15(a) 4.00%, 08/25/34		4,000,000	3,723,743
CFMT LLC Series 2024-NR1 (Step to 12.32% on 12/25/27)(a)(d) 9.32%, 11/25/29		10,000,000	10,045,828
Chase Auto Owner Trust Series 2024-1A(a)(e)(f)(g) 0.00%, 06/25/31		8,850	1,962,303
Chase Auto Owner Trust Series 2024-2A(a)(e)(f)(g) 0.00%, 08/25/31		6,875	1,687,899
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		12,963,426	12,069,388
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		203,018	203,111
Cross Mortgage Trust Series 2023-H1(a)(b) 8.31%, 03/25/68		2,618,000	2,634,426
EFMT Series 2024-RM3(a) 5.00%, 12/25/54		3,496,387	3,258,523
EFMT Series 2025-CES2(a) 7.53%, 03/25/50		6,477,000	6,476,999
EFMT Series 2025-CES2(a)(b) 8.52%, 03/25/50		3,445,000	3,444,990
FAT Brands Fazoli's Native I LLC Series 2021-1(a) 7.00%, 07/25/51		15,423,000	14,756,057
FAT Brands GFG Royalty I LLC Series 2021-1A(a) 7.00%, 07/25/51		15,229,000	14,114,822
FIGRE Trust Series 2024-HE1(a)(b) 10.03%, 03/25/54		1,000,000	1,072,018
FIGRE Trust Series 2024-HE2(a) 8.20%, 05/25/54		2,000,000	2,099,962
FIGRE Trust Series 2024-HE3(a) 7.55%, 07/25/54		2,000,000	2,038,830
FIGRE Trust Series 2024-HE5(a) 7.01%, 10/25/54		4,109,000	4,118,893
FIGRE Trust Series 2025-HE2(a)(b)(h) 8.73%, 04/25/37		5,000,000	4,999,868
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,944,000	3,140,276
Foundation Finance Trust Series 2024-1A(a) 8.13%, 12/15/49		7,499,024	7,902,587
Foundation Finance Trust Series 2025-1A(a) 8.37%, 04/15/50		5,000,000	4,915,309
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(c)(f) 0.00%, 06/25/52		50,000	2,212,445
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
GoodLeap Home Improvement Solutions Trust Series 2024-1(a) 8.94%, 10/20/46		$1,000,000	$1,038,308
GreenSky Home Improvement Issuer Trust Series 2025-1A(a) 8.65%, 03/25/60		2,000,000	2,007,386
Harvest SBA Loan Trust Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 3.75%)(a)(b) 8.18%, 12/25/51		2,901,658	2,911,186
Hertz Vehicle Financing III LLC Series 2024-2A(a) 9.41%, 01/27/31		6,250,000	6,538,049
HOA Funding LLC Series 2021-1A(a) 4.72%, 08/20/51		14,055,985	10,120,309
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		2,632,424	2,522,637
HTAP Issuer Trust Series 2024-2(a) 6.50%, 04/25/42		11,321,141	11,179,987
Huntington Bank Auto Credit-Linked Notes Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 5.25%)(a)(b) 9.59%, 05/20/32		1,350,485	1,380,051
Huntington Bank Auto Credit-Linked Notes Series 2025-1 (Floating, U.S. 30-Day Average SOFR + 3.50%)(a)(b) 7.85%, 03/21/33		4,750,000	4,737,620
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%, 3.60% Floor)(a)(b) 8.15%, 01/20/35		3,000,000	2,993,228
L.P. LMS Asset Securitization Trust Series 2023-1A(a) 7.48%, 10/17/33		3,000,000	2,998,272
Lendingpoint Asset Securitization Trust Series 2022-C(a)(c) 13.09%, 02/15/30		6,400,000	—
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,911,050
LOFT Series 2024-1A (Floating, U.S. SOFR + 3.75%, 3.75% Floor)(a)(b) 8.09%, 05/21/34		1,840,000	1,840,830
LOFT Series 2024-1A (Floating, U.S. SOFR + 10.50%, 10.50% Floor)(a)(b) 14.84%, 05/21/34		2,400,000	2,401,082
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		556,186	538,136
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,862,410
ME Funding LLC Series 2024-1A(a) 8.10%, 04/30/54		4,628,906	4,677,929
Momnt Technologies Trust Series 2023-1A(a) 8.29%, 03/20/45		3,000,000	2,907,017
Momnt Technologies Trust Series 2023-1A(a) 11.24%, 03/20/45		9,180,000	8,846,915
MPOWER Education Trust Series 2024-A(a) 8.35%, 07/22/41		4,440,000	4,476,884
MPOWER Education Trust Series 2024-A(a) 11.25%, 07/22/41		5,965,000	6,011,083
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		$3,649,256	$3,516,149
Octane Receivables Trust Series 2024-RVM1(a) 8.42%, 01/22/46		2,000,000	2,057,542
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,093,455
OnDeck Asset Securitization Trust IV LLC Series 2024-1A(a) 8.99%, 06/17/31		3,000,000	3,096,465
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 7.03%, 10/17/31		2,250,000	2,254,538
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 9.49%, 10/17/31		3,000,000	3,042,063
Onity Loan Investment Trust Series 2024-HB2(a) 5.00%, 08/25/37		2,000,000	1,872,892
Oportun Funding Trust Series 2024-3(a) 9.60%, 08/15/29		4,000,000	4,053,037
Oportun Issuance Trust Series 2021-B(a) 5.41%, 05/08/31		2,351,993	2,309,661
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		1,928,278	1,897,007
Oportun Issuance Trust Series 2024-2(a) 10.47%, 02/09/32		3,500,000	3,637,945
Oportun Issuance Trust Series 2025-A(a) 7.25%, 02/08/33		8,500,000	8,339,015
Oportun Issuance Trust Series 2025-A(a) 10.00%, 02/08/33		6,500,000	6,480,337
Pagaya AI Debt Grantor Trust and Pagaya AI Debt Trust Series 2024-6(a) 11.35%, 11/15/31		3,842,705	3,984,198
Pagaya AI Debt Grantor Trust Series 2024-10(a) 10.41%, 06/15/32		3,799,678	3,909,233
Pagaya AI Debt Grantor Trust Series 2024-9(a) 10.11%, 03/15/32		7,998,777	8,107,526
Pagaya AI Debt Trust Series 2023-6(a) 9.00%, 06/16/31		2,749,295	2,812,290
Pagaya AI Debt Trust Series 2023-8(a) 9.00%, 06/16/31		2,744,954	2,765,169
PenFed Auto Receivables Owner Trust Series 2024-A(a)(f) 0.00%, 09/15/32		37,500	4,158,033
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(b) 8.59%, 05/25/27		12,000,000	12,143,046
PRET Trust Series 2025-RPL1 (Step to 4.52% on 02/25/29)(a)(d) 4.00%, 07/25/69		2,000,000	1,821,171
PRET Trust Series 2025-RPL1 (Step to 4.52% on 02/25/29)(a)(d) 4.00%, 07/25/69		8,000,000	7,185,590
PRET Trust Series 2025-RPL1 (Step to 4.52% on 02/25/29)(a)(d) 4.00%, 07/25/69		3,000,000	2,679,500
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Project Silver Series 2019-1(a) 3.97%, 07/15/44		$2,591,620	$2,501,017
PRPM LLC Series 2024-7 (Step to 11.84% on 12/25/27)(a)(d) 8.84%, 11/25/29		5,000,000	5,000,446
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 6.42%, 6.42% Floor)(a)(b) 9.21%, 04/15/39		1,280,000	1,407,291
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		3,000,000	3,013,194
Saluda Grade Alternative Mortgage Trust Series 2025-NPL1 (Step to 12.05% on 01/25/28)(a)(d) 9.05%, 01/25/30		6,000,000	6,019,602
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		618,442	622,304
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		7,390,633	7,675,595
SEB Funding LLC Series 2024-1A(a) 7.39%, 04/30/54		7,500,000	7,692,958
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,752,874
Service Experts Issuer LLC Series 2024-1A(a) 8.08%, 11/20/35		4,000,000	4,073,753
Skyline Aircraft Series 2006-S3(c) 6.17%, 08/17/33		3,911,742	3,691,707
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%, 3.35% Floor)(a)(b) 7.91%, 07/25/34		4,000,000	3,987,098
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%, 3.25% Floor)(a)(b) 7.81%, 10/25/34		2,750,000	2,604,486
Sound Point Euro CLO X Funding DAC Series 10A (Floating, Euribor 3M + 6.52%, 6.52% Floor)(a)(b) 9.26%, 04/20/38		2,000,000	2,191,172
Stream Innovations Issuer Trust Series 2024-1A(a) 7.89%, 07/15/44		1,290,000	1,354,278
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,011,836
Trinitas Euro CLO VI DAC Series 6A (Floating, Euribor 3M + 6.38%, 6.38% Floor)(a)(b) 9.17%, 04/15/37		2,000,000	2,176,020
Twin Hospitality I LLC Series 2024-1A(a)(c) 9.00%, 10/26/54		7,500,000	7,500,000
Twin Hospitality I LLC Series 2024-1A(a) 9.00%, 10/26/54		22,000,000	21,153,176
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		298,808	296,344
U.S. Auto Funding Trust Series 2022-1A(a)(c)(g) 11.79%, 06/15/29		5,000,000	—
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Bank N.A. Series 2023-1(a) 9.79%, 08/25/32		$1,108,136	$1,134,569
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		1,773,018	1,805,792
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 2.70%)(a)(b) 7.05%, 02/25/32		4,000,000	3,970,100
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 7.50%)(a)(b) 11.85%, 02/25/32		12,500,000	12,500,000
Unlock HEA Trust Series 2024-2(a) 6.00%, 10/25/39		3,000,000	2,222,464
Upstart Securitization Trust Series 2022-3(a)(c)(f)(g) 0.00%, 06/20/32		5,575	103,322
Vista Point Securitization Trust Series 2024-CES1(a)(b) 10.35%, 05/25/54		2,000,000	2,066,139
Vista Point Securitization Trust Series 2024-CES2(a) 7.50%, 10/25/54		1,483,000	1,487,677
Vista Point Securitization Trust Series 2024-CES3(a)(b) 9.50%, 01/25/55		3,077,000	3,184,097
Vista Point Securitization Trust Series 2025-CES1 (Step to 7.53% on 04/25/29)(a)(d) 6.53%, 04/25/55		2,000,000	2,002,744
Vista Point Securitization Trust Series 2025-CES1(a) 7.62%, 04/25/55		3,179,000	3,178,976
Vista Point Securitization Trust Series 2025-CES1(a)(b) 8.96%, 04/25/55		2,696,000	2,695,940
TOTAL ASSET-BACKED SECURITIES (Cost $586,002,880)			571,295,686
BANK DEBTS(b)	13.5%
Amneal Pharmaceuticals LLC (1M USD CME Term SOFR + 5.50%) 9.82%, 05/04/28		14,269,342	14,496,795
Amneal Pharmaceuticals LLC(i) 05/04/28		9,811,373	9,967,766
Asurion LLC (1M USD CME Term SOFR + 3.25%) 7.69%, 12/23/26		11,038,815	11,016,406
Asurion LLC(i) 12/23/26		23,961,185	23,912,544
Clover Holdings 2 LLC (3M USD CME Term SOFR + 4.00%) 8.29%, 12/09/31		6,170,000	6,092,875
CMG Media Corp.(i) 06/18/29		6,585,725	6,161,472
Cobham Ultra Senior Co. S.a.r.l. (6M USD CME Term SOFR + 3.75%) 8.43%, 08/03/29		39,691,804	39,510,015
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CSC Holdings LLC (3M USD PRIME + 1.50%) 9.00%, 04/15/27		$10,000,000	$9,382,100
CSC Holdings LLC(i) 04/15/27		5,000,000	4,691,050
Digicel International Finance Ltd. (3M USD CME Term SOFR + 5.25%) 9.64%, 05/25/27		1,461,636	1,432,871
Digicel International Finance Ltd.(i) 05/25/27		13,500,000	13,234,320
Electro Rent LLC (3M USD CME Term SOFR + 7.50%) (c) 11.90%, 12/15/28		4,671,984	4,531,825
Form Technologies LLC (3M USD CME Term SOFR + 5.75%) 10.04%, 07/19/30		5,103,000	4,975,425
Maravai Intermediate Holdings LLC (3M USD CME Term SOFR + 3.00%) 7.29%, 10/19/27		5,478,943	5,287,180
Northeast Grocery, Inc. (3M USD CME Term SOFR + 7.50%, 0.50% Floor) 11.82%, 12/13/28		1,887,500	1,892,219
Northeast Grocery, Inc.(i) 12/13/28		3,964,281	3,974,192
Optiv Parent, Inc. (3M USD CME Term SOFR + 5.25%, 2.00% Floor) 9.55%, 07/31/26		5,939,698	4,526,050
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 5.50%, 0.50% Floor) 9.80%, 06/20/28		2,000,000	2,020,000
PREIT Associates, L.P. (1M USD CME Term SOFR + 7.00%, 0.50% Floor) 11.32%, 12/10/23		2,397,380	2,433,340
Pretium PKG Holdings, Inc. (3M USD CME Term SOFR + 3.75%, 1.00% Floor) 8.04%, 10/02/28		8,704,511	8,748,034
TOTAL BANK DEBTS (Cost $179,102,935)			178,286,479
CORPORATE BONDS	11.8%
Acadian Asset Management, Inc. 4.80%, 07/27/26		9,600,000	9,460,586
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		7,414,000	7,235,789
Ambac Assurance Corp.(a)(g) 5.10%, 12/31/49		4,317,243	5,936,209
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,703,050
Centene Corp. 4.25%, 12/15/27		5,000,000	4,878,885
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Champ Acquisition Corp.(a) 8.38%, 12/01/31		$5,000,000	$5,165,180
Charter Communications Operating LLC 4.91%, 07/23/25		1,153,000	1,152,719
Cobra AcquisitionCo LLC(a) 12.25%, 11/01/29		3,000,000	3,057,280
Ferrellgas L.P./Ferrellgas Finance Corp.(a) 5.38%, 04/01/26		5,000,000	4,949,485
Global Medical Response, Inc.(a)(j) 10.00%, 10/30/28		10,974,656	10,970,815
HAH Group Holding Co. LLC(a) 9.75%, 10/01/31		15,077,000	14,520,003
LABL, Inc.(a) 10.50%, 07/15/27		27,749,000	24,731,296
LABL, Inc.(a) 8.63%, 10/01/31		5,200,000	3,874,000
Trident TPI Holdings, Inc.(a) 12.75%, 12/31/28		5,395,000	5,786,283
Vertical Topco(c) 12.00%, 07/29/30		31,600,000	31,600,000
VICI Properties L.P./VICI Note Co., Inc.(a) 4.25%, 12/01/26		5,000,000	4,945,364
VF Corp. 6.00%, 10/15/33		9,000,000	8,605,100
Staples, Inc.(a) 10.75%, 09/01/29		7,538,000	6,810,129
TOTAL CORPORATE BONDS (Cost $159,821,533)			155,382,173
FOREIGN ISSUER BONDS	7.0%
Avianca Midco 2 PLC(a) 9.63%, 02/14/30		15,000,000	13,781,250
Avianca Midco 2 PLC(a) 9.00%, 12/01/28		3,600,000	3,408,725
Cerdia Finanz GmbH(a) 9.38%, 10/03/31		10,000,000	10,231,100
International Game Technology PLC(a) 4.13%, 04/15/26		17,362,000	17,145,380
Latam Airlines Group S.A.(a) 13.38%, 10/15/29		10,000,000	11,296,870
Latam Airlines Group S.A.(a) 7.88%, 04/15/30		2,839,000	2,814,514
Pembroke Olive Downs Pty Ltd. 11.50%, 02/18/30		5,000,000	5,090,625
Stonegate Pub Co. Financing 2019 PLC(a) 10.75%, 07/31/29		15,557,000	20,774,740
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Rakuten Group, Inc.(a) 11.25%, 02/15/27		$2,000,000	$2,166,748
Rakuten Group, Inc.(a) 9.75%, 04/15/29		5,000,000	5,428,592
TOTAL FOREIGN ISSUER BONDS (Cost $91,727,983)			92,138,544
MORTGAGE-BACKED SECURITIES	10.1%
PRIVATE	5.1%
Home Equity	3.0%
CSMC Trust Series 2022-NQM4 (Step to 5.14% on 07/25/26)(a)(d) 4.82%, 06/25/67		3,972,727	3,947,075
Angel Oak Mortgage Trust Series 2022-3(a)(b) 4.14%, 01/10/67		5,459,212	5,157,793
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		4,021,920	3,236,620
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		4,450,880	3,297,747
CWHEQ Home Equity Loan Trust Series 2006-S2(c) 5.60%, 07/25/27		272,073	257,112
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.11% on 05/25/25)(d)(k) 5.45%, 06/25/21		1	465,920
CWHEQ Home Equity Loan Trust Series 2006-S5(k) 5.75%, 06/25/35		3	1,358,955
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.34%, 0.46% Floor)(b)(c) 4.89%, 09/25/36		2,708,000	169
Home Equity Mortgage Trust Series 2006-3 (Step to 5.61% on 04/25/25)(c)(d) 6.09%, 09/25/36		2,622,321	156,798
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(b)(c)(g) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor)(b)(c) 4.93%, 11/25/36		1,354,000	763
Home Equity Mortgage Trust Series 2006-4(c) 6.23%, 11/25/36		1,629,293	100,995
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.31%, 0.40% Floor)(b)(c) 4.83%, 01/25/37		256,987	12,849
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 4.99% on 05/25/25)(a)(d) 5.04%, 06/25/67		4,000,000	3,207,812
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.27% on 08/25/26)(a)(d) 6.25%, 08/25/67		3,000,000	2,990,942
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.27% on 08/25/26)(a)(d) 6.25%, 08/25/67		$1,125,000	$1,109,656
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(b) 4.87%, 12/16/35		965,429	772,343
PRPM Trust Series 2022-INV1(a)(b) 4.43%, 04/25/67		2,600,000	2,156,284
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Cap)(b)(g)(l) 1.47%, 07/25/36		11,987,945	843,011
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(b) 10.25%, 06/01/53		10,502,250	10,620,151
Total Home Equity (Cost $40,965,373)			39,693,123
Commercial Mortgage-Backed Securities	2.1%
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(b) 10.47%, 02/25/29		19,291,011	19,095,094
Velocity Commercial Capital Loan Trust Series 2025-1(a)(b) 10.15%, 02/25/55		8,489,131	8,530,245
Total Commercial Mortgage-Backed Securities (Cost $27,872,619)			27,625,339
U.S. GOVERNMENT AGENCIES	5.0%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(g)(l) 1.65%, 07/25/43		7,108,430	849,364
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(g)(l) 1.50%, 05/25/50		15,525,792	1,615,238
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(b)(g)(l) 1.26%, 04/25/52		29,645,693	2,687,252
Fannie Mae REMICS Series 2023-69 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(l) 1.55%, 12/25/57		49,722,445	5,147,934
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN3 (Floating, U.S. 30-Day Average SOFR + 6.85%)(a)(b) 11.19%, 11/25/51		5,000,000	5,300,035
Freddie Mac Multifamily Structured Credit Risk Series 2024-MN9 (Floating, U.S. 30-Day Average SOFR + 6.00%)(a)(b) 10.34%, 10/25/44		3,000,000	3,067,287
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(l) 1.54%, 10/15/44		15,826,081	1,565,638
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR)(b)(g)(l) 1.55%, 03/25/50		15,177,453	1,685,773
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2013-9 (Floating, 6.64% - CME Term SOFR 1M, 6.75% Cap)(b)(g)(l) 2.32%, 01/20/43		$15,920,694	$2,054,379
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(g)(l) 1.67%, 09/20/46		10,069,043	1,242,650
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(l) 1.62%, 09/20/49		42,505,294	5,284,075
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(l) 1.62%, 09/20/49		8,937,315	958,365
Government National Mortgage Association Series 2019-115 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(g)(l) 1.67%, 09/20/49		17,733,720	2,241,634
Government National Mortgage Association Series 2020-47 (Floating, 5.89% - CME Term SOFR 1M, 6.00% Cap)(b)(l) 1.57%, 02/20/49		35,234,499	3,387,670
Government National Mortgage Association Series 2020-7 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(l) 1.62%, 01/20/50		15,969,572	1,915,279
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap)(b)(g)(l) 1.87%, 09/20/51		12,470,917	1,748,757
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(g)(l) 0.00%, 11/20/51		149,843,934	2,911,318
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(g)(l) 1.67%, 08/20/49		29,596,869	3,359,094
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR * 4.33, 28.17% Cap)(b) 9.34%, 09/20/53		3,009,903	3,297,463
Government National Mortgage Association Series 2023-147 (Floating, 6.25% - U.S. 30-Day Average SOFR, 6.25% Cap)(b)(l) 1.91%, 04/20/51		29,909,759	4,105,279
Government National Mortgage Association Series 2024-128 (Floating, 18.29% - U.S. 30-Day Average SOFR * 2.75, 18.29% Cap)(b) 6.34%, 08/20/54		4,701,255	4,945,498
Government National Mortgage Association Series 2024-171 (Floating, 5.95% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(l) 1.61%, 09/20/52		41,159,592	3,712,323
Government National Mortgage Association Series 2024-173 (Floating, 6.59% - CME Term SOFR 1M, 6.70% Cap)(b)(l) 2.27%, 11/20/43		27,059,028	3,372,845
TOTAL U.S. GOVERNMENT AGENCIES (Cost $68,069,389)			66,455,150
TOTAL MORTGAGE-BACKED SECURITIES (Cost $136,907,381)			133,773,612
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MUNICIPAL BONDS	3.5%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		$4,662,479	$4,558,763
Commonwealth of Puerto Rico(e) 0.00%, 11/01/43		20,714,286	12,972,321
PR Custodial Trust(e)(g) 0.00%, 03/15/49		521,000	65,514
PR Custodial Trust(e) 0.00%, 03/15/49		7,510,000	1,234,078
PRCCDA Custodial Trust(e) 0.00%, 03/15/49		1,415,000	307,147
PRHTA Custodial Trust(e)(g) 0.00%, 12/06/49		2,545,000	649,806
PRHTA Custodial Trust(e)(g) 0.00%, 12/06/49		1,855,000	370,537
PRHTA Custodial Trust(e)(g) 0.00%, 12/06/49		2,490,000	450,186
PRIFA Custodial Trust(e)(g) 0.00%, 03/15/49		46,764,000	10,690,073
PRIFA Custodial Trust(e)(g) 0.00%, 03/15/49		73,420,000	13,749,070
PRIFA Custodial Trust(e)(g) 0.00%, 03/15/49		4,128,000	949,380
PRIFA Custodial Trust(e)(g) 0.00%, 03/15/49		1,325,000	271,745
PRIFA Custodial Trust(e)(g) 0.00%, 03/15/49		1,029,000	276,435
PRIFA Custodial Trust(e)(g) 0.00%, 03/15/49		1,345,000	325,204
TOTAL MUNICIPAL BONDS (Cost $48,567,788)			46,870,259

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	13.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(m)		173,547,922	173,547,922
TOTAL SHORT-TERM INVESTMENTS (Cost $173,547,922)			173,547,922
TOTAL INVESTMENTS (Cost $1,375,678,422)	102.4%		1,351,294,675
NET OTHER ASSETS (LIABILITIES)	(2.4)%		(31,753,813)
NET ASSETS	100.0%		$1,319,540,862

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers. As of March 31, 2025, these securities had a total market value of $826,053,522 or 63% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)Security valued pursuant to Level 3 unobservable inputs.
(d)Step coupon bond. Rate as of March 31, 2025 is disclosed.
(e)Zero coupon bond.
(f)Equity tranche security.
(g)Non-income producing security.
(h)Perpetual bond. Maturity date represents next call date.
(i)Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date.
(j)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(k)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(l)Interest only security.
(m)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
Forward foreign currency exchange contracts at March 31, 2025:
Counterparty	Settlement Date	Currency Purchased	Currency Purchased Amount	Currency Sold	Currency Sold Amount	Unrealized Appreciation (Depreciation)
Goldman Sachs International	06/30/25	USD	20,853,525	GBP	16,100,000	$58,027
Subtotal Appreciation						58,027
Goldman Sachs International	05/30/25	USD	8,306,550	EUR	7,875,000	$(237,495)
Subtotal Depreciation						(237,495)
Total						$(179,468)
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $1,375,678,422)	$1,351,294,675
Cash	23,663,853
Cash collateral for derivatives	2,740,914
Receivable for interest	9,797,910
Receivable for dividends	592,435
Receivable for investments sold	18,564,862
Receivables for capital shares sold	9,009,217
Receivable from Investment Adviser	6,522
Unrealized appreciation on forward foreign currency exchange contracts	58,027
Prepaid expenses	104,584
Total Assets	1,415,832,999
Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	237,495
Securities purchased payable	94,625,817
Capital shares redeemed payable	361,666
Investment advisory fees payable	525,534
Accounting and Administration fees payable	413,794
Regulatory and Compliance fees payable	72,842
Other accrued expenses and payables	54,989
Total Liabilities	96,292,137
Net Assets	$1,319,540,862
Institutional Shares:
Net assets	$1,319,540,862
Shares of common stock outstanding	131,387,265
Net asset value per share	$10.04
Net Assets:
Paid in capital	$1,401,115,985
Distributable earnings (loss)	(81,575,123)
Net Assets	$1,319,540,862
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

River Canyon Total Return Bond Fund
Investment Income:
Dividend income	$2,374,871
Interest income	42,977,960
Total investment income	45,352,831
Operating expenses:
Investment advisory	3,383,851
Accounting and Administration	424,920
Regulatory and Compliance	205,973
Trustees	40,293
Legal	27,877
Other	100,697
Total expenses before reductions	4,183,611
Expenses reduced by Adviser	(799,762)
Net expenses	3,383,849
Net investment income	41,968,982
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gain (loss) from:
Investments	(5,068,139)
Forward foreign currency exchange contracts	1,579,718
Foreign currency	(224,576)
Net realized gain (loss)	(3,712,997)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,321,099)
Foreign currency translations	(6,463)
Forward foreign currency exchange contracts	(301,684)
Net change in unrealized appreciation (depreciation)	(14,629,246)
Net realized and unrealized losses from investment activities	(18,342,243)
Change in Net Assets Resulting from Operations	$23,626,739
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	River Canyon Total Return Bond Fund
	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income	$41,968,982	$53,177,010
Net realized gains (losses) from investment transactions	(3,712,997)	(7,529,568)
Change in unrealized appreciation (depreciation) on investments	(14,629,246)	31,583,823
Change in net assets resulting from operations	23,626,739	77,231,265
Dividends paid to shareholders:
From distributable earnings	(42,842,719)	(53,912,268)
Total dividends paid to shareholders	(42,842,719)	(53,912,268)
Capital Transactions:
Proceeds from sale of shares	595,834,456	475,612,516
Value of shares issued to shareholders in reinvestment of dividends	39,550,880	50,839,244
Value of shares redeemed	(209,114,530)	(170,339,237)
Change in net assets from capital transactions	426,270,806	356,112,523
Change in net assets	407,054,826	379,431,520
Net assets:
Beginning of year	912,486,036	533,054,516
End of year	$1,319,540,862	$912,486,036
Share Transactions:
Sold	58,978,050	47,158,298
Reinvested	3,929,047	5,060,222
Redeemed	(20,723,994)	(16,952,945)
Change	42,183,103	35,265,575
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	River Canyon Total Return Bond Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$10.23	$9.88	$10.07	$11.14	$10.92	$11.17
Income (loss) from operations:
Net investment income(a)	0.40	0.80	0.80	0.49	0.40	0.33
Net realized and unrealized gains (losses) from investments	(0.19)	0.35	(0.16)	(1.09)	0.46	0.02
Total from investment operations	0.21	1.15	0.64	(0.60)	0.86	0.35
Less distributions paid:
From net investment income	(0.40)	(0.80)	(0.83)	(0.47)	(0.40)	(0.35)
From net realized gains on investments	—	—	—	—	(0.24)	(0.25)
Total distributions paid	(0.40)	(0.80)	(0.83)	(0.47)	(0.64)	(0.60)
Change in net asset value	(0.19)	0.35	(0.19)	(1.07)	0.22	(0.25)
Net asset value, end of period	$10.04	$10.23	$9.88	$10.07	$11.14	$10.92
Total return(b)	2.15%	12.13%	6.70%(c)	(5.60%)	8.10%	3.20%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,319,541	$912,486	$533,055	$500,577	$868,654	$166,302
Ratio of net expenses to average net assets(d)	0.65%	0.65%	0.67%(e)	0.65%	0.66%(e)	0.65%
Ratio of net investment income to average net assets(d)	8.06%	7.90%	7.99%	4.41%	3.51%	3.02%
Ratio of gross expenses to average net assets(d), (f)	0.80%	0.84%	0.89%	0.82%	0.88%	1.06%
Portfolio turnover rate(b)	26.87%	63.11%	71.33%	122.12%(g)	55.64%	44.82%

(a)	The per share amounts are computed based on average shares outstanding.
(b)	Not annualized for periods less than one year.
(c)	The Adviser reimbursed the Fund $67,395 during the period in connection with an error. Such reimbursement was 0.02% to the Fund's total return on the payment date.
(d)	Annualized for periods less than one year.
(e)
Expenses include interest expense on reverse repurchase agreements of 0.01% and 0.02% for the year ended September 30, 2021 and September 30, 2023, respectively, which is excluded from the Fund’s contractual expense limit.

(f)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(g)	The portfolio turnover rate increased during the year in connection with increased shareholder activity in the Fund.
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.
The investment objective of the Fund is to seek to maximize total return. The Fund has been managed as a diversified fund pursuant to Section 5(b) of the 1940 Act since July 2018. Effective April 26, 2021, the Fund determined to continue to be managed as a diversified fund.
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
A. Significant accounting policies are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 —quoted prices in active markets for identical assets
• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.
Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Forward contracts are typically classified within Level 2 of the fair value hierarchy.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty as noted in the "Swap Contracts" note in these notes to financial statements.
The Trustees have designated River Canyon Fund Management LLC, as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2025 in valuing the Fund's investments based upon the three fair value levels defined above:
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Asset-Backed Securities	$—	$545,630,129	$25,665,557	$571,295,686
Bank Debts	—	173,754,654	4,531,825	178,286,479
Corporate Bonds	—	123,782,173	31,600,000	155,382,173
Foreign Issuer Bonds	—	92,138,544	—	92,138,544
Mortgage-Backed Securities	—	133,244,798	528,814	133,773,612
Municipal Bonds	—	46,870,259	—	46,870,259
Short-Term Investments	173,547,922	—	—	173,547,922
Total Investments in Securities	$173,547,922	$1,115,420,557	$62,326,196	$1,351,294,675
Other Financial Instruments:
Forward Foreign Currency Contracts*	—	58,027	—	58,027
Forward Foreign Currency Contracts*	—	(237,495)	—	(237,495)
Total Other Financial Instruments	$ —	$(179,468)	$ —	$(179,468)
Total Investments	$173,547,922	$1,115,241,089	$62,326,196	$1,351,115,207

*	These investments are reflected in the financial statements at the unrealized gain or loss on the investment.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Below is a reconciliation that details the activity of securities classified as Level 3 during the six months ended March 31, 2025:
Investments, at value	Beginning Value	Current Year Amortization	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Value	Change in Unrealized Appreciation (Depreciation) from Investments still held at End of Period
Asset-Backed Securities	$7,594,716	$48,737	$19,658,083	$ (171,369)	$ —	$(1,464,610)	$ —	$ —	$25,665,557	$(1,464,610)
Bank Debts	5,433,298	13,555	29,024	(958,377)	22,955	(8,630)	—	—	4,531,825	(8,630)
Bankruptcy Claims	31,575,000	—	—	(33,137,669)	1,562,669	—	—	—	—	—
Corporate Bonds	10,075,000	726	21,547,500	—	—	(23,226)	—	—	31,600,000	(23,226)
Mortgage-Backed Securities	538,837	32,026	—	(29,396)	21,615	(34,268)	—	—	528,814	(34,268)
Total	$55,216,851	$95,044	$41,234,607	$ (34,296,811)	$1,607,239	$(1,530,734)	$ —	$ —	$ 62,326,196	$(1,530,734)
The following is a summary of the valuation techniques and unobservable inputs used in valuing the Fund’s securities classified as Level 3 as of March 31, 2025:
Investments in Level 3 Securities	Value	Valuation Techniques	Unobservable Inputs
Asset-Backed Securities:	$3,691,706	Broker quotes	Price
	2,315,768	Independent pricing services	Price
	19,658,083	Transactions	Price
	—	Worthless	Worthless
Bank Debts	4,531,825	Market comparable companies	EBITDA multiple (4.9x)
Corporate Bonds	31,600,000	Market comparable companies	Yield (12%)
Mortgage-Backed Securities:	527,923	Independent pricing services	Price
	891	Transactions	Price
Total Investments in Level 3 Securities	$62,326,196
FORWARD COMMITMENTS
The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund's ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.
The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers securities in exchange for cash to a counterparty, with a simultaneous agreement to repurchase the same or substantially same securities at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the securities delivered to the counterparty during the term of the agreement. Cash received in exchange for the securities delivered will accrue interest to be paid by the Fund to the counterparty and is recorded as a component of interest expense on the Statement of Operations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under the agreements. As of March 31, 2025, there were no reverse repurchase agreements held by the Fund.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund may engage in various portfolio strategies to seek to increase their return by hedging the portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Fund, in its normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s exposure may include future claims that may be made against the Fund that have not yet occurred.
Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets & Liabilities. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Swap Contracts — The Fund may enter into swap agreements, such as total return swaps.
Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of the Fund’s portfolio, to protect the Fund’s value from changes in interest rates, to expose the Fund to a different security or market or to help the Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, the Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Fund’s Valuation Designee.
Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. If any, realized gains/losses on swap agreements would be included in Net realized gain (loss) on swap agreements in the Statement of Operations.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
INVESTMENT TRANSACTIONS AND INCOME
Investments are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.
EXPENSE ALLOCATIONS
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
FEDERAL INCOME TAX INFORMATION
No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
As of March 31, 2025, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2024, 2023, 2022 and 2021 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

B. Fees and Transactions with Affiliates and Other Parties
River Canyon Fund Management LLC (the “Adviser” or “River Canyon”), which is registered under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Under the terms of the Trust’s Second Amended and Restated Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund pays the Adviser an advisory fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” expenses on the Statement of Operations.
Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” expenses on the Statement of Operations.
Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual asset-based fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $125,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.
The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2025, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. Effective April 1, 2025, the Trust pays an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2025, the aggregate Trustee compensation paid by the Trust was $198,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.
The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

For the six months ended March 31, 2025, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:
Fund	Advisory Fee to River Canyon	Expenses Reduced by River Canyon	Advisory Waivers Recouped by River Canyon
River Canyon Total Return Bond Fund	$3,383,851	$799,762	$—

The balances of recoverable expenses to River Canyon by the Fund at March 31, 2025 were as follows:
For the:	Expiring	River Canyon Total Return Bond Fund
Year Ended September 30, 2022	September 30, 2025	$1,483,301
Year Ended September 30, 2023	September 30, 2026	973,234
Year Ended September 30, 2024	September 30, 2027	1,264,398
Six months ended March 31, 2025	September 30, 2028	799,762
Balances of Recoverable Expenses to the Adviser		$4,520,695
C. Investment Transactions
For the six months ended March 31, 2025, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:
Fund	Cost of Purchases	Proceeds from Sales
River Canyon Total Return Bond Fund	$604,685,111	$263,764,519
D. Derivative Instruments
Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets & Liabilities as of March 31, 2025:
		Assets		Liabilities
Fund	Contract Type	Statement of Assets Location	Value	Statement of Liabilities Location	Value
River Canyon Total Return Bond Fund	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	58,027	Unrealized depreciation on forward foreign currency exchange contracts	237,495
The following table, set forth by primary risk exposure, displays the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2025:
Fund	Contract Type	Statement of Operations Location	Amount of Realized Gain (Loss) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Net realized gain (loss) from forward foreign currency exchange contracts	$1,579,718

Fund	Contract Type	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(301,684)

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Volume of derivative activity for the six months ended March 31, 2025:
	Foreign Exchange Contracts
Fund	Number Of Trades	Average Notional Amount
River Canyon Total Return Bond Fund	9	$11,654,085
At March 31, 2025, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral (received)/pledged by the Trust are as follows:
	Derivative Assets		Derivative Liabilities
Counterparty	Foreign exchange contracts	Total	Foreign exchange contracts	Total	Net Derivatives Assets (Liabilities)	Collateral (Received)/ Pledged	Net Exposure
Goldman Sachs International	$58,027	$58,027	$(237,495)	$(237,495)	$(179,468)	$ —	$(179,468)
E. Federal Income Tax
As of March 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$1,380,588,409	$21,877,939	$ (51,351,141)	$ (29,473,202)

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2024 and September 30, 2023 for the Fund was as follows:
River Canyon Total Return Bond Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2024	$53,912,268	$ —	$53,912,268	$ —	$53,912,268
2023	37,841,846	—	37,841,846	—	37,841,846
As of the latest tax year ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized (Depreciation)	Total Accumulated (Deficit)
River Canyon Total Return Bond Fund	$3,888,954	$ —	$3,888,954	$ —	$(51,278,796)	$(14,969,301)	$(62,359,143)

As of the latest tax year ended September 30, 2024, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
River Canyon Total Return Bond Fund	$35,980,908	$15,297,888

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

F. Concentration of Ownership
A significant portion of the Fund's shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy.
G. Other Risks
 The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to many factors, including fluctuation in interest rates, lack of liquidity in the bond market, national and international economic conditions, adverse investor sentiment, natural disasters, pandemics (e.g., COVID-19), climate change and climate-related events, disruptions to business operations and supply chains, staffing shortages, regulatory events and governmental or quasi-governmental actions and general market conditions. Global economies and financial markets are increasingly interconnected and events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.

ADVISERS INVESTMENT TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2025 (Unaudited)

Not Applicable.

ADVISERS INVESTMENT TRUST
PROXY DISCLOSURES
March 31, 2025 (Unaudited)

Not Applicable.

ADVISERS INVESTMENT TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2025 (Unaudited)

Included on page 23 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

Not Applicable.

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Investment Adviser
River Canyon Fund Management LLC
2728 North Harwood Street, 2nd Floor
Dallas, Texas 75201
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
For Additional Information, call
800-245-0371 (toll free) or 312-557-0164
RC 03/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 3, 2025

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025